Hedging derivatives	12 Months Ended
Dec. 31, 2019
Hedging Derivatives
Hedging derivatives
Hedging derivatives
The Group, within its financial risk management strategy, and in order to reduce asymmetries in the accounting treatment of its operations, enters into hedging derivatives on interest, exchange rate, credit risk or variation of stock prices, depending on the nature of the risk covered.
Based on its objective, the Group classifies its hedges in the following categories:

•
Cash flow hedges: cover the exposure to the variation of the cash flows associated with an asset, liability or a highly probable forecast transaction. This cover the variable-rate issues in foreign currencies, fixed-rate issues in non-local currency, variable-rate interbank financing and variable-rate assets (bonds, commercial loans, mortgages, etc.).

•
Fair value hedges: cover the exposure to the variation in the fair value of assets or liabilities, attributable to an identified and hedged risk. This covers the interest risk of assets or liabilities (bonds, loans, bills, issues, deposits, etc.) with coupons or fixed interest rates, interests in entities, issues in foreign currencies and deposits or other fixed rate liabilities.

•	Hedging of net investments abroad: cover the exchange rate risk of the investments in subsidiaries domiciled in a country with a different currency from the functional one of the Group.
The following tables contains details of the hedging instruments used in the Group's hedging strategies as of 31 December 2019 and 31 December 2018:

Million euros
	2019
		Carrying amount
	Notional Value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line ítems
Fair value hedges	202,548	3,570	3,649	(1,522)
Interest rate risk	183,586	3,032	3,160	(1,346)
Equity swap	78	—	1	1	Hedging derivatives
Future interest rate	12,325	—	32	(476)	Hedging derivatives
Interest rate swap	117,439	2,651	2,297	(429)	Hedging derivatives
Call money swap	44,791	91	472	(295)	Hedging derivatives
Currency swap	8,728	272	349	(126)	Hedging derivatives
Swaption	50	9	9	—	Hedging derivatives
Collar	15	1	—	—	Hedging derivatives
Floor	160	8	—	(21)	Hedging derivatives
Exchange rate risk	10,006	73	55	(60)
Curency swap	284	24	1	—	Hedging derivatives
Fx forward	9,722	49	54	(60)	Hedging derivatives
Interest rate and exchange rate risk	8,698	465	428	(116)
Interest rate swap	869	16	1	(45)	Hedging derivatives
Call money swap	277	—	4	(4)	Hedging derivatives
Currency swap	7,552	449	423	(67)	Hedging derivatives
Inflation risk	—	—	—	5
Call money swap	—	—	—	5	Hedging derivatives
Credit risk	258	—	6	(5)
CDS	258	—	6	(5)	Hedging derivatives

Cash flow hedges	135,439	3,398	1,618	(1,540)
Interest rate risk	55,810	277	261	(267)
Futures	21,655	33	147	(93)	Hedging derivatives
Future interest rate	771	—	—	(64)	Hedging derivatives
Interest rate swap	21,492	99	97	(105)	Hedging derivatives
Call money swap	6,164	30	12	8	Hedging derivatives
Currency swap	2,345	98	5	(17)	Hedging derivatives
Floor	3,383	17	—	4	Hedging derivatives
Exchange rate risk	31,803	463	660	(405)
FX forward	10,595	237	216	(145)	Hedging derivatives
Future interest rate	9,290	—	—	113	Hedging derivatives
Interest rate swap	888	12	11	(6)	Hedging derivatives
Currency swap	11,030	214	433	(365)	Hedging derivatives
Deposits borrowed	—	—	—	(2)	Deposits
Interest rate and exchange rate risk	38,938	2,625	640	(826)
Interest rate swap	7,347	133	5	201	Hedging derivatives
Currency swap	27,044	2,492	622	(1,020)	Hedging derivatives
Call money swap	4,547	—	13	(7)	Hedging derivatives
Inflation risk	8,830	33	53	(44)
Fx forward	2,230	5	4	4	Hedging derivatives
Currency swap	6,511	28	42	(44)	Hedging derivatives
Call money swap	89	—	7	(4)	Hedging derivatives
Equity risk	58	—	4	2
Option	58	—	4	2	Hedging derivatives
Other risk	—	—	—	—
Future FX and c/v term RF	—	—	—	—	Hedging derivatives

Hedges of net investments in foreign operations	24,477	248	781	—
Exchange rate risk	24,477	248	781	—
FX forward	24,477	248	781	—	Hedging derivatives
	362,464	7,216	6,048	(3,062)

Million euros
	2018
		Carrying amount
	Notional Value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line ítems
Fair value hedges	178,719	3,451	5,114	96
Interest rate risk	163,069	2,642	4,620	16
Equity swap	109	—	2	—	Hedging derivatives
Future interest rate	7,702	—	—	(126)	Hedging derivatives
Interest rate swap	129,045	2,339	4,172	281	Hedging derivatives
Call money swap	19,579	170	250	(32)	Hedging derivatives
Currency swap	4,957	121	45	(17)	Hedging derivatives
Inflation swap	—	—	—	9	Hedging derivatives
Swaption	51	6	6	—	Hedging derivatives
Collar	15	1	—	—	Hedging derivatives
Floor	1,611	5	145	(99)	Hedging derivatives
Exchange rate risk	3,191	17	(3)	43
Fx forward	3,191	17	(3)	43	Hedging derivatives
Interest rate and exchange rate risk	12,237	792	493	42
Interest rate swap	3,022	143	20	(15)	Hedging derivatives
Call money swap	20	—	—	—	Hedging derivatives
Currency swap	9,195	649	473	57	Hedging derivatives
Inflation risk	168	—	4	(5)
Call money swap	64	—	3	(3)	Hedging derivatives
Currency swap	104	—	1	(2)	Hedging derivatives
Credit risk	54	—	—	—
CDS	54	—	—	—	Hedging derivatives

Cash flow hedges	118,400	4,865	976	(28)
Interest rate risk	39,165	307	250	182
Fx forward	985	—	22	(22)	Hedging derivatives
Future interest rate	127	—	—	29	Hedging derivatives
Interest rate swap	33,956	240	202	159	Hedging derivatives
Currency swap	2,350	57	26	11	Hedging derivatives
Floor	1,747	10	—	5	Hedging derivatives
Exchange rate risk	38,457	971	568	(878)
Future FX and c/v term FV	4,955	—	—	(697)	Hedging derivatives
FX forward	3,283	186	15	(36)	Hedging derivatives
Future interest rate	4,946	—	—	(12)	Hedging derivatives
Interest rate swap	1,055	10	5	8	Hedging derivatives
Currency swap	23,904	775	548	(142)	Hedging derivatives
Floor	314	—	—	—	Hedging derivatives
Deposits borrowed	—	—	—	1	Deposits
Interest rate and exchange rate risk	34,383	3,542	124	665
Interest rate swap	12,572	20	97	(7)	Hedging derivatives
Currency swap	21,811	3,522	27	672	Hedging derivatives
Inflation risk	6,318	45	30	11
FX forward	414	—	9	(1)	Hedging derivatives
Currency swap	5,904	45	21	12	Hedging derivatives
Equity risk	77	—	4	(8)
Option	77	—	4	(8)	Hedging derivatives
Other risk	—	—	—	—
Future FX and c/v term RF	—	—	—	—	Hedging derivatives

Hedges of net investments in foreign operations	21,688	291	273	(1)
Exchange rate risk	21,688	291	273	(1)
FX forward	21,688	291	273	(1)	Hedging derivatives
	318,807	8,607	6,363	67

Considering the main contributions of hedging within the Group, the main types of hedgings that are being carried are in Santander UK Group, Banco Santander, S.A., Consumer Group, Banco Santander Mexico and Banco Santander Brazil that are detailed below.
Santander UK Group enters into derivatives to provide customers with risk management solutions and to manage and hedge the Group's own risks.
Within fair value hedges, Santander UK Group has portfolios of assets and liabilities at fixed rate that are exposed to changes in fair value due to changes in market interest rates. These positions are managed by contracting mainly Interest Rate Swaps. Effectiveness is assessed by comparing the changes in the fair value of these portfolios generated by the hedged risk with the changes in the fair value of the derivatives contracted.
Santander UK Group also has access to international markets to obtain financing by issuing fixed-rate debt in its functional currency and other currencies. As such, they are exposed to changes in interest rates and exchange rates, mainly in EUR and USD. This risk is mitigated with Cross Currency Swaps and Interest Rate Swaps in which they pay a fixed rate and receive a variable rate. Effectiveness is evaluated using linear regression techniques to compare changes in the fair value of the debt at interest and exchange rates with changes in the fair value of Interest Rate Swaps or Cross Currency Swaps.
Within the cash flow hedges, Santander UK Group has portfolios of assets and liabilities at variable rates, normally at SONIA or LIBOR. To mitigate this risk of variability in market rates, it contracts Interest Rate Swaps.
As Santander UK Group obtains financing in the international markets, it assumes a significant exposure to currency risk mainly USD and EUR. To manage this exchange rate risk, Spot, Forward and Cross Currency Swap are contracted to match the cash flow profile and the maturity of the estimated interest and principal repayments of the hedged item.
Effectiveness is assessed by comparing changes in the fair value of the derivatives with changes in the fair value of the hedged item attributable to the hedged risk by applying a hypothetical derivative method using linear regression techniques.
In addition, within the hedges that cover equity risk, Santander UK Group offers employees the opportunity to purchase shares of the Bank at a discount under the Sharesave scheme, exposing the Bank to share price risk. As such, options are purchased allowing them to purchase shares at a pre-set price.
Banco Santander, S.A. covers the risks of its balance sheet in a variety of ways. On the one hand, documented as fair value hedges, it covers the interest rate, foreign currency and credit risk of fixed-income portfolios at a fixed rate (REPOs are included in this category). Resulting, in an exposure to changes in their fair value due to variations in market conditions based on the various risks hedged, which has an impact on the Bank's income statement. To mitigate these risks, the Bank contracts derivatives, mainly Interest rate Swaps, Cap&Floors, Forex Forward and Credit Default Swaps.
On the other hand, the interest and exchange rate risk of loans granted to corporate clients at a fixed rate is generally covered. These coverages, are carried out through Interest Rate Swaps, Cross Currency Swaps and Exchange Rate Derivatives (Forex Swaps and Forex Forward).
In addition, the Bank manages the interest and exchange risk of debt issues in their various categories (issuing covered bonds, perpetual, subordinated and senior bond) and in different currencies, denominated at fixed rates, and therefore subject to changes in their fair value. These issues are covered through Interest Rate Swaps, Cross Currency Swaps or a combination of both by applying differentiated fair value hedging strategies for interest rate risk and cash flow hedging strategies to cover foreign exchange risk.
The Bank's methodology for measuring the effectiveness of this type of coverage is based on comparing the markets value of the hedged items (based on the objective risk of the hedge) and of the hedging instruments in order to analyse whether the changes in the market value of the hedged items are offset by the market value of the hedging instruments, thereby mitigating the hedged risk. Prospectively, the same analysis is performed, measuring the theoretical market values in the event of parallel variations in the market curves of a positive basis point.
Regarding cash flow hedges, the objective is to hedge the cash flow exposure to changes in interest rates and exchange rates.
For retrospective purposes, all cash flows generated by the structure (hedged item and hedging instrument) are compared to measure effectiveness. The objective is to obtain a synthetic hedge resulting from the application of the hedging instrument. The total discounted cash flows obtained are compared with the target set for the calculation of potential ineffectiveness.
For prospective purposes, the cash flows of the structure are calculated by shifting the curve by one basis point. As in the retrospective test, the calculation of the flows will take into account the time factor. The measurement of effectiveness is identical to that of the retrospective test, using the new flows based on the new curve-shift scenario applied to both the hedged item and the hedging instrument.
Consumer Group entities mainly have loans portfolios at fixed interest rates and are therefore, exposed to changes in fair value due to movements in market interest rates. The entities manage this risk by contracting Interest Rate Swaps in which they pay a fixed rate and receive a variable rate. Interest rate risk is the only one hedged and, therefore, other risks, such as credit risk, are managed but not hedged by the entities. The interest rate risk component is determined as the change in fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in reference interest rates with changes in the fair value of interest rate swaps.
In addition, in order to access international markets with the aim of obtaining sources of financing, some Consumer Group´s entities issue fixed rate debt in their own currency and in other currencies that differ from their functional currency. Therefore, they are exposed to changes in both interest rates and exchange rates, which they mitigate with derivatives (Interest Rate Swaps, Fx Forward and Cross Currency Swaps) in which they receive a fixed interest rate and pay a variable interest rate, implemented with a fair value hedge.
The cash flow hedges of the Santander Group´s entities hedge the foreign currency risk of loans and financing.
Finally, it has hedges of net investments abroad to hedge the foreign exchange risk of the shareholding in NOK and CNY currencies.
Banco Santander Mexico has mainly long-term loan portfolios at fixed interest rates, portfolios of short-term deposits in local currency, portfolios of Mexican Government bonds and corporate bonds in currencies other than the local currency and are therefore exposed to changes in fair value due to movements in market interest rates, as well as these latter portfolios also to variations in exchange rates. The entity manages this risk by contracting derivatives (Interest Rate Swaps or Cross Currency Swaps) in which they pay a fixed rate and receive a variable rate. The interest rate is hedged and the exchange risk, if applicable, too. Thus, other risks, such as credit risk, are managed but not hedged by the entities.
The interest rate risk component is determined as the change in the fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in benchmark interest rates with changes in the fair value of interest rate swaps.
Regarding cash flow hedges, Banco Santander Mexico has a portfolio of unsecured bonds issued at a variable rate in its local currency, which it manages with an Interest Rate Swap in which it receives a variable rate and pays a fixed rate. On the other hand, it also has different items in currencies other than the local currency: unsecured floating rate bonds, commercial bank loans at variable rates, fixed rate issues, Mexican and Brazilian government bonds at fixed rates and loans received in USD from other banks. In all these portfolios, the Bank is exposed to exchange rate variations, which it mitigates by contracting Cross Currency Swaps or FX Forward.
Banco Santander Brazil has, on the one hand, fixed-rate government bond portfolios and, therefore, they are exposed to changes in fair value due to movements in market interest rates. The entity manages this risk by contracting derivatives (Interest Rate Swaps or Futures) in which they pay a fixed rate and receive a variable rate. The interest rate risk is the only one hedged and consequently other risks, such as credit risk, are managed but not hedged by the entity. This strategy is designated as a fair value hedge and its effectiveness is evaluated by comparing by linear regression the changes in the fair value of the bonds with the changes in the fair value of the derivatives. On the other hand, as part of the fair value hedge strategy, it has corporate loans in different currencies than the local one and is therefore exposed to changes in fair value due to exchange rates. This risk is mitigated by contracting Cross Currency Swaps. Its effectiveness is evaluated by comparing changes in the fair value of loans attributable to changes subject of hedge with changes in the fair value of derivatives.
Finally, it also has a portfolio of long-term Corporate Bonds with inflation-indexed rates. With reference to what it has been mentioned before, they are exposed to variations in market value due to variations in market inflation rates. In order to achieve its mitigation, they contract futures in which they pay the indexed inflation and receive variable interest rates.
Its effectiveness is assessed by comparing through lineal regression the changes in the fair value of the bonds to the changes in fair value of the derivatives.
In the hedge of cash flows, Banco Santander Brazil has portfolios of loans and government bonds in different currency than the entity's functional currency and, therefore, it is subject to the risk of changes in currency rates. This exposure will be mitigated by hiring cross currency swaps and futures. Its effectiveness is assessed by comparing changes in fair value of loans and bonds, caused by the hedge risk, to changes in fair value of such derivatives.
Finally, they have a portfolio of variable rate government bonds, so they are exposed to changes in the value due to changes in interest rates. In order to mitigate these changes, a future is hired in which a variable rate is paid and a fixed rate is received. Its effectiveness is assessed by comparing changes in the fair value loans and bonds to changes in the fair value of the futures.
In any case, in the event of ineffectiveness in fair value or cash flow hedges, the entity mainly considers the following causes:

•	Possible economic events affecting the entity (e.g.: default),

•	For movements and possible market-related differences in the collateralized and non-collateralized curves used in the valuation of derivatives and hedged items, respectively.

•	Possible differences between the nominal value, settlement/price dates and credit risk of the hedged item and the hedging element.
Regarding net foreign investments hedges, basically, they are allocated in Banco Santander, S.A. and Santander Consumer Finance Group. The Group assumes, as a priority objective in risk management, to minimize – up to a determined limit set up by the responsible for the financial management of the Group- the impact on the calculation of the capital ratio of their permanent investments included within the consolidation perimeter of the Group, and whose shares are legally named in a different currency than the holding has. For this purpose, financial instruments (generally derivatives) on exchange rates are hired, that allow mitigating the impact on the capital ratio of changes in the forward exchange rate. The Group hedges the risk, mainly, for the following currencies: BRL, CLP, MXN, CAD, COP, CNY, GBP, CHF, NOK, USD, SAR, MAD and PLN.
The instruments used to hedge the risk of these investments are Forex Swaps, Forex Forward and buys/sells of spot currencies.
In the case of this type of hedge, the ineffectiveness scenarios are considered to be of low probability, given that the hedging instrument is designated considering the determined position and the spot rate at which it is found.
The following table sets out the maturity profile of the hedging instruments used in the Group's non-dynamic hedging strategies:

Million euros
	31 December 2019
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	5,816	14,591	43,236	90,707	48,198	202,548
Interest rate risk	5,468	9,055	37,627	86,119	45,317	183,586
Equity swap	—	11	25	42	—	78
Future interest rate	16	—	606	6,066	5,637	12,325
Interest rate swap	734	3,532	24,382	62,474	26,317	117,439
Call money swap	4,674	5,318	12,085	14,653	8,061	44,791
Currency swap	44	194	529	2,819	5,142	8,728
Swaption	—	—	—	50	—	50
Collar	—	—	—	15	—	15
Floor	—	—	—	—	160	160
Exchange rate risk	333	4,090	5,172	411	—	10,006
Currency swap	4	—	90	190	—	284
Fx forward	329	4,090	5,082	221	—	9,722
Interest rate and exchange rate risk	15	1,432	437	3,933	2,881	8,698
Interest rate swap	—	—	—	869	—	869
Call money swap	—	—	—	21	256	277
Currency swap	15	1,432	437	3,043	2,625	7,552
Credit risk	—	14	—	244	—	258
CDS	—	14	—	244	—	258

Cash flow hedges	16,506	5,912	38,678	62,119	12,224	135,439
Interest rate risk	13,023	2,179	13,011	26,332	1,265	55,810
Futures	12,304	385	3,196	5,770	—	21,655
Future interest rate	—	—	—	771	—	771
Interest rate swap	460	864	7,441	12,585	142	21,492
Call money swap	—	398	1,253	3,925	588	6,164
Currency swap	259	354	231	966	535	2,345
Floor	—	178	890	2,315	—	3,383
Exchange rate risk	2,300	2,572	14,324	11,753	854	31,803
FX forward	2,173	1,746	3,404	3,272	—	10,595
Future interest rate	—	—	9,290	—	—	9,290
Interest rate swap	—	—	—	888	—	888
Currency swap	127	826	1,630	7,593	854	11,030
Interest rate and exchange rate risk	1,086	308	9,221	20,782	7,541	38,938
Interest rate swap	—	—	1,917	2,880	2,550	7,347
Currency swap	1,086	308	5,553	15,106	4,991	27,044
Call money swap	—	—	1,751	2,796	—	4,547
Inflation risk	97	853	2,114	3,204	2,562	8,830
FX forward	—	117	1,205	908	—	2,230
Currency swap	97	736	909	2,207	2,562	6,511
Call money swap		—	—	89	—	89
Equity risk	—	—	8	48	2	58
Option	—	—	8	48	2	58
Other risk	—	—	—	—	—	—
Future FX and c/v term RF	—	—	—	—	—	—

Hedges of net investments in foreign operations	2,735	4,191	14,192	3,359	—	24,477
Exchange rate risk	2,735	4,191	14,192	3,359	—	24,477
FX forward	2,735	4,191	14,192	3,359	—	24,477
	25,057	24,694	96,106	156,185	60,422	362,464

Million euros
	31 December 2018
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges:	9,377	17,989	23,773	78,541	49,039	178,719
Interest rate risk	8,436	12,519	21,987	73,817	46,310	163,069
Equity swap	—	27	46	36	—	109
Future interest rate	668	2,012	981	2,650	1,391	7,702
Interest rate swap	7,672	10,213	18,423	60,330	32,407	129,045
Call money swap	96	267	1,823	6,967	10,426	19,579
Currency swap	—	—	714	2,368	1,875	4,957
Swaption	—	—	—	51	—	51
Collar	—	—	—	—	15	15
Floor	—	—	—	1,415	196	1,611
Exchange rate risk	17	1,855	1,147	172	—	3,191
Fx forward	17	1,855	1,147	172	—	3,191
Interest rate and exchange rate risk	924	3,615	639	4,503	2,556	12,237
Interest rate swap	445	1,462	35	710	370	3,022
Call money swap	—	—	—	—	20	20
Currency swap	479	2,153	604	3,793	2,166	9,195
Inflation risk	—	—	—	—	168	168
Call money swap	—	—	—	—	64	64
Currency swap	—	—	—	—	104	104
Credit risk	—	—	—	49	5	54
CDS	—	—	—	49	5	54

Cash flow hedges	18,684	6,994	16,954	62,947	12,821	118,400
Interest rate risk	2,079	2,984	7,530	26,020	552	39,165
Fx forward	49	377	559	—	—	985
Future interest rate	2	—	—	125	—	127
Interest rate swap	2,028	2,161	5,957	23,593	217	33,956
Currency swap	—	446	839	730	335	2,350
Floor	—	—	175	1.572	—	1,747
Exchange rate risk	16,166	3,478	5,896	11,984	933	38,457
Future FX and c/v term FV	4,955	—	—	—	—	4,955
FX forward	1,423	—	47	1,813	—	3,283
Future interest rate	4,946	—	—	—	—	4,946
Interest rate swap	—	—	—	1,055	—	1,055
Currency swap	4,842	3,478	5,535	9,116	933	23,904
Floor	—	—	314	—	—	314
Interest rate and exchange rate risk	—	8	2,921	21,930	9,524	34,383
Interest rate swap	—	8	898	8,456	3,210	12,572
Currency swap	—	—	2,023	13,474	6,314	21,811
Inflation risk	439	524	566	2,977	1,812	6,318
FX forward	—	121	156	137	—	414
Currency swap	439	403	410	2,840	1,812	5,904
Equity risk	—	—	41	36	—	77
Option	—	—	41	36	—	77
Other risk	—	—	—	—	—	—
Future FX and c/v term RF	—	—	—	—	—	—

Hedges of net investments in foreign operations	555	777	11,067	9,289	—	21,688
Exchange rate risk	555	777	11,067	9,289	—	21,688
FX forward	555	777	11,067	9,289	—	21,688
	28,616	25,760	51,794	150,777	61,860	318,807

Additionally, the profile information of maturities and the price/average rate for the most representative geographies is shown:
Santander UK Group

	31 December 2019
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	5,118	6,822	32,210	51,307	15,397	110,854
Average fixed interest rate (%) GBP	0.770	0.900	0.880	1.330	3.000
Average fixed interest rate (%) EUR	(0.410)	0.290	2.210	1.360	2.360
Average fixed interest rate (%) USD	—	1.540	1.990	2.690	4.560
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	887	—	394	738	2,019
Average GBP/EUR exchange rate	—	—	—	1.178	1.160
Average GBP/USD exchange rate	—	1.511	—	—	—
Average fixed interest rate (%) EUR	—	—	—	3.520	2.120
Average fixed interest rate (%) USD	—	2.380	—	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	398	1,253	5,490	588	7,729
Average fixed interest rate (%) GBP	—	0.760	0.820	1.460	0.400
Foreign exchange risk
Exchange rate instruments
Nominal	1,395	2,491	4,417	7,019	—	15,322
Average GBP/JPY exchange rate	—	145.928	143.086	140.815	—
Average GBP/EUR exchange rate	—	1.144	1.117	1.153	—
Average GBP/USD exchange rate	1.286	1.252	1.293	1.299	—
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	954	—	7,626	15,089	7,291	30,960
Average GBP/EUR exchange rate	1.274	—	1.169	1.311	1.209
Average GBP/USD exchange rate	—	—	1.536	1.581	1.450
Average fixed interest rate (%) GBP	2.490	—	2.160	2.870	2.960

	31 December 2018
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	6,888	9,403	16,333	44,166	17,498	94,288
Average fixed interest rate (%) GBP	0.633	0.788	1.057	1.586	2.849
Average fixed interest rate (%) USD	(0.223)	0.670	0.911	1.085	1.261
Average fixed interest rate (%) EUR	1.513	1.314	1.337	2.684	2.179
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	877	2,894	—	1,331	585	5,687
Average GBP/EUR exchange rate	—	—	—	1.183	1.168
Average GBP/USD exchange rate	1.580	1.332	—	1.511	—
Average fixed interest rate (%) EUR	—	—	—	3.888	3.923
Average fixed interest rate (%) USD	3.615	2.500	—	2.375	7.950
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	1,917	2,225	3,466	—	7,608
Average fixed interest rate (%) GBP	—	0.726	0.733	1.334	—
Foreign exchange risk
Exchange rate instruments
Nominal	4,378	2,853	3,310	7,132	—	17,673
Average GBP/JPY exchange rate	—	147.215	146.372	145.319	—
Average GBP/EUR exchange rate	—	—	1.280	1.135	—
Average GBP/USD exchange rate	1.304	1.307	1.310	1.305	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	2,859	21,288	9,495	33,642
Average GBP/EUR exchange rate	—	—	1.252	1.271	1.217
Average GBP/USD exchange rate	—	—	1.633	1.545	1.511
Average fixed interest rate (%) GBP	—	—	2.340	2.660	2.900

Banco Santander, S.A.

	31 December 2019
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	8	106	1,406	16,707	10,219	28,446
Average fixed interest rate (%) GBP	—	—	—	1.43	6.82
Average fixed interest rate (%) EUR	5.30	2.41	3.20	0.79	2.58
Average fixed interest rate (%) CHF	—	—	—	0.80	0.40
Average fixed interest rate (%) JPY	—	—	—	0.46	—
Average fixed interest rate (%) USD	—	—	2.05	3.12	3.93
Foreign exchange risk
Exchange rate instruments
Nominal	211	3,903	4,777	—	—	8,891
Average fixed interest rate (%) GBP/EUR	—	0.86	0.87	—	—
Average fixed interest rate (%) USD/EUR	—	1.12	1.12	—	—
Average fixed interest rate (%) USDCLP	747.72	747.90	746.70	—	—
Average CNY/EUR exchange rate	—	7.91	8.01	—	—
Average SAR/EUR exchange rate	4.16	4.18	—	—	—

Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	14	289	346	2,599	949	4,197
Average fixed interest rate (%) AUD/EUR	—	—	—	4	4.66
Average fixed interest rate (%) CZK/EUR	—	—	—	0.86	—
Average fixed interest rate (%) EUR/COP	—	—	6.16	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.85	—
Average fixed interest rate (%) HKD/EUR	—	—	2.52	2.58	—
Average fixed interest rate (%) JPY/EUR	—	—	0.54	0.66	1.28
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.61
Average fixed interest rate (%) CHF/EUR	—	—	—	—	1.24
Average fixed interest rate (%) USD/COP	7.54	—	5.67	7.62	7.22
Average AUD/EUR exchange rate	—	—	—	1.4989	1.5080
Average CZK/EUR exchange rate	—	—	—	25.407	26.030
Average EUR/GBP exchange rate	—	1.1711	—	—	—
Average EUR/COP exchange rate	—	—	0.0003	—	—
Average HKD/EUR exchange rate	—	—	8.7185	8.782	—
Average JPY/EUR exchange rate	—	—	130.4700	132.4608	125.883
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.7271	—
Average CHF/EUR exchange rate	—	—	—	1.0924	1.1053
Average USD/COP exchange rate	0.0003	—	0.0003	0.0003	0.0003
Average USD/MXN exchange rate	—	—	—	0.0520	—
Credit Risk
Credit risk instruments
Nominal	—	13	—	244	—	257
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	353	4,410	207	4,970
Interest rate risk
Bond Forward instruments
Nominal	11,626	—	1,792	5,443	—	18,861

Hedges of net investments in foreign operations
Exchange rate risk
Exchange rate instruments
Nominal	2,592	3,838	13,595	3,359	—	23,384
Average BRL/EUR exchange rate	4.59	4.74	4.74	4.88	—
Average CLP/EUR exchange rate	822.13	822.32	811.64	824.36	—
Average COP/EUR exchange rate	—	—	3,828.61	—	—
Average GBP/EUR exchange rate	0.89	0.91	0.94	—	—
Average MAD/EUR exchange rate	—	10.77	10.87	—	—
Average MXN/EUR exchange rate	23.49	23.10	23.27	—	—
Average PLN/EUR exchange rate	4.37	4.38	4.39	—	—

	31 December 2018
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	500	665	425	12,987	22,025	36,602
Average fixed interest rate (%) GBP	—	—	—	—	7.08
Average fixed interest rate (%) EUR	3.75	0.63	2.06	1.81	3.20
Average fixed interest rate (%) CHF	—	—	—	0.76	1.04
Average fixed interest rate (%) USD	—	—	1.38	3.43	4.11
Foreign exchange risk
Exchange rate instruments
Nominal	—	1,825	771	—	—	2,596
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	41	461	120	2,083	951	3,656
Average fixed interest rate (%) AUD/EUR	—	—	—	4.00	—
Average fixed interest rate (%) CZK/EUR	—	—	—	0.86	—
Average fixed interest rate (%) EUR/COP	—	—	7.54	—	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.52	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.64	1.28
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.61
Average fixed interest rate (%) USD/COP	6.13	6.71	—	9.47	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.499
Average CZK/EUR exchange rate	—	—	—	25.407	26.030
Average EUR/GBP exchange rate	—	1.145	—	—	—
Average EUR/COP exchange rate	—	—	0.0003	—	—
Average EUR/MXN exchange rate	—	—	—	—	—
Average HKD/EUR exchange rate	—	—	—	8.718	—
Average JPY/EUR exchange rate	—	—	—	132.014	125.883
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average USD/COP exchange rate	—	—	0.269	—	—
Average USD/MXN exchange rate	—	0.0003	0.0003	—	0.0003
Credit Risk
Credit risk instruments
Nominal	—	—	—	49	5	54
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,942	—	—	6,130	20	8,092
Average fixed interest rate (%) EUR	—	—	—	—	0.55
Hedges of net investments in foreign operations
Exchange rate risk
Exchange rate instruments
Nominal	373	497	10,587	9,289	—	20,746
Average BRL/EUR exchange rate	4.46	—	4.46	4.73	—
Average CLP/EUR exchange rate	—	766.01	768.25	795.1	—
Average CNY/EUR exchange rate	—	—	8.14	—	—
Average COP/EUR exchange rate	—	3,728.01	3,685.8	—	—
Average GBP/EUR exchange rate	—	0.91	0.89	—	—
Average MXN/EUR exchange rate	22.98	—	24.51	24.5	—
Average PLN/EUR exchange rate	—	—	4.38	4.26	—
Consumer Group

	31 December 2019
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	159	1,394	2,154	5,669	18	9,394
Average fixed interest rate (%) EUR	(0.164)	(0.027)	(0.119)	(0.110)	(0.123)
Average fixed interest rate (%) CHF	(0.700)	(0.700)	(0.630)	(0.560)	—
Foreign exchange risk
Exchange rate instruments
Nominal	118	187	304	—	—	609
Average DKK/EUR exchange rate	7.458	7.465	7.458	—	—
Average PLN/EUR exchange rate	4.382	4.302	4.347	—	—
Average CHF/EUR exchange rate	1.093	1.096	—	—	—
Average SEK/EUR exchange rate	—	10.687	—	—	—
Interest rate and foreign exchange rate risk
Interest rate and exchange rate instruments
Nominal	—	249	—	499	—	748
Average fixed interest rate (%) DKK	—	7.462	—	7.443	—
Average DKK/EUR exchange rate	—	0.004	—	0.006	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	54	152	379	562	—	1,147
Average fixed interest rate (%) EUR	0.212	0.212	0.212	0.212	—
Foreign exchange risk
Nominal exchange rate instruments
Nominal	14	25	254	953	72	1,318
Average SEK/EUR exchange rate	—	—	10.461	10.529	10.456
Average CHF/EUR exchange rate	—	—	1.094	1.121	—
Average CAD/EUR exchange rate	1,539	1.500	1.528	1.491	—
Average DKK/EUR exchange rate	—	—	7.474	—	—
Average JPY/EUR exchange rate	—	—	131.960	123.116	—
Interest rate and foreign exchange rate risk
Interest rate and exchange rate instruments
Nominal	130	175	1,025	452	—	1,782
Average SEK/EUR exchange rate	10.415	10.362	10.488	10.318	—
Average NOK/EUR exchange rate	—	9.241	9.082	9.281	—
Average CHF/EUR exchange rate	—	1.085	1.090	1.089	—
Average CAD/EUR exchange rate	—	—	—	—	—
Average DKK/EUR exchange rate	7.468	7.466	7.460	7.457	—
Average JPY/EUR exchange rate	—	—	—	4.287	—
Average fixed interest rate (%) EUR	—	—	—	0.410	—
Average fixed interest rate (%) CHF	—	—	—	0.330	—
Hedges of net investments in foreign operations
Foreign exchange risk
Exchange rate instruments
Nominal	143	352	597	—	—	1,092
Average NOK/EUR exchange rate	9.920	9.878	10.186	—	—
Average CNY/EUR exchange rate	—	7.9675	—	—	—

	31 December 2018
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	253	672	3,488	6,883	63	11,359
Average fixed interest rate (%) EUR	(0.197)	(0.125)	(0.036)	(0.065)	(0.113)
Average fixed interest rate (%) CHF	(0.659)	(0.696)	(0.679)	(0.561)	—
Foreign exchange risk
Exchange rate instruments
Nominal	17	30	376	—	—	423
Average DKK/EUR exchange rate	7.455	—	7.456	—	—
Average NOK/EUR exchange rate	—	—	9.687	—	—
Average CHF/EUR exchange rate	—	1.138	1.127	—	—
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	240	339	448	—	1,027
Average SEK/EUR exchange rate	—	—	0.104	—	—
Average DKK/EUR exchange rate	—	0.134	0.134	0.134	—
Average fixed interest rate (%) SEK	—	—	0.008	—	—
Average fixed interest rate (%) DKK	—	0.002	0.003	0.004	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	85	99	313	423	—	920
Average fixed interest rate (%) EUR	0.183	0.183	0.183	0.183	—
Foreign exchange risk
Exchange rate instruments
Nominal	339	557	2,368	1,061	—	4,325
Average SEK/EUR exchange rate	0.101	0.098	0.099	0.099	—
Average NOK/EUR exchange rate	0.108	0.108	0.108	0.108	—
Average CHF/EUR exchange rate	0.896	0.859	0.870	0.900	—
Average CAD/EUR exchange rate	0.654	0.658	0.652	0.656	—
Average DKK/EUR exchange rate	0.134	0.134	0.134	—	—
Average PLN/EUR exchange rate	—	—	0.234	0.233	—
Average USD/EUR exchange rate	—	—	0.897	—	—
Average JPY/EUR exchange rate	—	—	0.008	0.008	—
Hedges of net investments in foreign operations
Foreign exchange risk
Exchange rate instruments
Nominal	181	282	480	—	—	943
Average NOK/EUR exchange rate	103.751	103.538	102.963	—	—
Average CNY/EUR exchange rate	—	—	121.796	—	—

Banco Santander Mexico

	31 December 2019
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	6	140	174	121	2,262	2,703
Average fixed interest rate (%) MXN	5.005	8.475	8.420	7.126	6.584
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	1	5	66	423	1,195	1,690
Average EUR/MXN exchange rate	21.230	—	—	20.992	21.755
Average GBP/MXN exchange rate	—	—	—	25.196	—
Average USD/MXN exchange rate	—	13.300	—	13.300	19.278
Average MXV/MXN exchange rate	—	—	4.680	—	4.680
Average fixed interest rate (%) USD	—	3.930	—	2.460	7.077
Average fixed interest rate (%) EUR	0.500	—	—	2.076	3.012
Average fixed interest rate (%) GBP	—	—	—	6.750	—
Average fixed interest rate (%) MXN	—	—	2.500	—	4.500
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	533	—	533
Average fixed interest rate (%) MXN	—	—	—	7.182	—
Foreign exchange risk
Exchange rate instruments
Nominal	890	—	103	2,793	—	3,786
Average BRL/MXN exchange rate	3.55	—	4.32	5.21	—
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	2	133	163	208	43	549
Average EUR/MXN exchange rate	16.710	19.318	—	19.169	21.493
Average GBP/MXN exchange rate	—	—	23.130	25.196	—
Average USD/MXN exchange rate	—	—	16.220	12.725	18.227
Average MXV/MXN exchange rate	—	—	—	—	—
Average fixed interest rate (%) USD	—	7.930	2.628	3.441	4.125
Average fixed interest rate (%) EUR	1.510	—	—	2.600	0.151
Average fixed interest rate (%) GBP	—	—	1.083	6.750	—

	31 December 2018
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	—	1	346	80	—	427
Average fixed interest rate (%) MXN	—	5.180	6.907	5.593	—
Average fixed interest rate (%) USD	—	—	1.465	1.465	—
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	—	41	282	1,009	1,332
Average EUR/MXN exchange rate	—	—	—	20.470	21.890
Average GBP/MXN exchange rate	—	—	—	24.870	25.310
Average USD/MXN exchange rate	—	—	13.920	13.920	18.390
Average MXV/MXN exchange rate	—	—	5.059	5.059	5.059
Average fixed interest rate (%) USD	—	—	8.000	3.980	4.125
Average fixed interest rate (%) EUR	—	—	—	2.420	2.750
Average fixed interest rate (%) GBP	—	—	—	—	6.750
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	178	—	178
Average fixed interest rate (%) MXN	—	—	—	7.258	—
Foreign exchange risk
Exchange rate instruments
Nominal	1,415	44	56	2,719	103	4,337
Average EUR/MXN exchange rate	—	—	16.679	18.932	18.688
Average GBP/MXN exchange rate	—	—	—	23.127	25.947
Average USD/MXN exchange rate	18.729	20.289	17.918	16.443	18.508
Average BRL/MXN exchange rate	5.863	—	5.732	5.736	—

Banco Santander Brazil

	31 December 2019
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	16	—	606	6,065	5,638	12,325
Average fixed interest rate (%) BRL	7.9200	—	9.2500	6.8800	0.04
Foreign exchange risk
Exchange rate instruments
Nominal	—	1	90	193	—	284
Average USD/BRL exchange rate	—	3.7300	3.7500	3.8300	—
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	—	7	—	—	7
Average EUR/MXN exchange rate	—	—	—	—	—
Average fixed interest rate (%) BRL	—	—	4.57	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	772	—	772
Average fixed interest rate (%) BRL	—	—	—	4.5000	—
Foreign exchange risk and others
Exchange rate instruments
Nominal	—	—	9,290	—	—	9,290
Average USD/BRL exchange rate	—	—	4.57	—	—
Interest rate and foreign exchange rate risk
Exchange rate instruments
Nominal	—	—	—	389	—	389
Average EUR/MXN exchange rate	—	—	—	4.57	—
Average fixed interest rate (%) BRL	—	—	—	—	—

	31 December 2018
	Million euros
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	668	2,045	—	3,529	1,378	7,620
Average fixed interest rate (%) BRL	9.500	6.967	6.937	10.055	10.030
Foreign exchange rate risk and other
Exchange rate instruments
Nominal	6	15	36	316	38	411
Average USD/BRL exchange rate	3.247	3.303	3.551	3.642	3.265
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	3,877	2,997	3,030	119	—	10,023
Average fixed interest rate (%) BRL	6.500	6.500	6.500	6.500	—
Foreign exchange risk and other
Exchange rate instruments
Nominal	—	8	26	—	238	272
Average USD/BRL exchange rate	—	3.716	3.648	—	3.135

The following table contains details of the hedged exposures covered by the Group's hedging strategies of 31 December 2019 and 31 December 2018:

	Million euros
	31 December 2019
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,958	60,487	2,768	2,298		1,583	—	—
Interest rate risk	122,560	55,538	2,764	2,099		1,370	—	—
Deposits	66,087	8,814	1,584	(5)	Loans and advances/ Deposits	578	—	—
Bond	33,202	24,145	1,150	1,302	Debt instruments/ Debt instruments issued	825	—	—
Repo	22,057	589	27	18	Loans and advances/ Deposits	—	—	—
Liquidity facilities	1,214	4,531	3	(219)	Loans and advances/ Deposits	177	—	—
Issuances assurance	—	3,171	—	12	Debt instruments/ Debt instruments issued	(4)	—	—
Securitisation	—	14,288	—	991	Debt instruments/ Debt instruments issued	(206)	—	—
Exchange rate risk	8,613	—	19	—		58	—	—
Liquidity facilities	57	—	3	—	Loans and advances/ Deposits	3	—	—
Deposits	2,912	—	1	—	Loans and advances/ Deposits	37	—	—
Bonds	5,644	—	15	—	Debt instruments	18	—	—
Interest and Exchange rate risk	3,532	4,949	(21)	199		154	—	—
Borrowed deposits	460	—	—	—	Loans and advances/ Deposits	—	—	—
Bonds	2,262	3,366	(16)	51	Loans and advances/ Deposits	4	—	—
Securitisation	—	1,483	—	150	Debt instruments	152	—	—
Repos	810	100	(5)	(2)	Loans and advances/ Deposits	(2)	—	—
Inflation risk	—	—	—	—		(4)	—	—
Deposits	—	—	—	—	Loans and advances/ Deposits	(1)	—	—
Bonds	—	—	—	—	Debt instruments	(3)	—	—
Credit risk	253	—	6	—		5	—	—
Bonds	253	—	6	—	Debt instruments	5	—	—

	Million euros
	31 December 2019
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Cash flow hedges						(204)	522	(79)
Interest rate risk						(128)	4	(74)
Firm commitment					Other assets/liabilities	18	(11)	—
Deposits					Deposits and loans and advances	1	(5)	14
Government bonds					Debt instruments	(24)	(22)	(63)
Liquidity facilities					Loans and advances	(121)	27	(25)
Secondary market loans					Loans and advances	(2)	3	—
Highly likely scheduled transactions					Other assets/liabilities	—	12	—
Exchange rate risk						(32)	130	(4)
Deposits					Deposits and loans and advances	(3)	140	—
Bonds					Deposits and loans and advances	(237)	4	(4)
Issuances assurance						—	(3)	—
Secondary market loans					Loans and advances	194	(9)	—
Senior titulisation					Debt instruments	15	(4)	—
Highly likely scheduled transactions					Other assets/liabilities	(1)	2	—
Interest and Exchange rate risk						(169)	510	—
Deposits					Deposits and loans and advances	54	(6)	—
Bonds					Debt instruments	29	(25)	—
Securitisation					Debt instruments	(252)	541	—
Inflation risk						20	(22)	0
Deposits					Deposits and loans and advances	23	(24)	—
Bonds					Debt instruments	(3)	2	—
Liquidity facilities					Loans and advances	—	—	—
Equity risk						7	(2)	(1)
Highly likely scheduled transactions					Other assets/liabilities	7	(2)	(1)
Other risks						98	(98)	—
Bonds					Other assets/liabilities	98	(98)	—
Net foreign investments hedges	1,070	—	—	—		—	—	—
Exchange rate risk	1,070	—	—	—		—	—	—
Equity instruments	1,070	—	—	—	Equity instruments	—	—	—
	136,028	60,487	2,768	2,298		1,379	522	(79)

	Million euros
	31 December 2018
	Accumulated amount of fair value adjustments on the hedged item		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	110,669	46,830	1,915	1,765		(20)	—	—
Interest rate risk	104,393	39,251	1,886	1,478		(74)	—	—
Deposits	59,319	1,370	1,021	(1)	Deposits and loans and advances	(265)	—	—
Bond	27,235	21,759	792	791	Debt instruments	(35)	—	—
Repo	13,874	561	25	16	Other assets	18	—	—
Loans of securities	—	—	—	—	Loans and advances	—	—	—
Liquidity facilities	3,965	232	48	2	Loans and advances	35	—	—
Issuances assurance	—	2,013	—	12	Other assets/liabilities	3	—	—
Securitisation	—	13,316	—	658	Debt instruments	170	—	—
Equity instruments	—	—	—	—	Equity instruments	—	—	—
Exchange rate risk	3,378	—	5	—		(3)	—	—
Deposits	1,614	—	9	—	Debt instruments	8	—	—
Bonds	1,764	—	(4)	—	Debt instruments	(11)	—	—
Interest and Exchange rate risk	2,776	7,474	21	287		53	—	—
Borrowed deposits	751	—	19	—	Deposits and loans and advances	16	—	—
Bonds	1,591	3,571	2	26	Debt instruments	(31)	—	—
Securitisation	—	3,358	—	262	Debt instruments	67	—	—
Repos	434	99	—	(1)	Other assets/liabilities	1	—	—
CLO	—	446	—	—	Other assets/liabilities	—	—	—
Inflation risk	68	105	3	0		4	—	—
Deposits	—	105	—	—	Deposits and loans and advances	1	—	—
Bonds	68	—	3	—	Debt instruments	3	—	—
Credit risk	54	—	—	—		—	—	—
Bonds	54	—	—	—	Debt instruments	—	—	—
Cash flow hedges						(432)	447	(10)
Interest rate risk						(52)	111	(12)
Firm commitment					Other assets/liabilities	(24)	(75)	—
Deposits					Deposits and loans and advances	(26)	47	—
Government bonds					Debt instruments	(13)	72	—
Liquidity facilities					Loans and advances	8	65	(12)
Secondary market loans					Other assets/liabilities	4	2	—
Senior securitization					Debt instruments	(1)	—	—
Exchange rate risk						(416)	(23)	2
Deposits					Other assets/liabilities	83	(8)	—
Bonds					Deposits and loans and advances	(309)	(16)	2
Secondary market loans					Loans and advances	(179)	(21)	—
Senior titulisation					Debt instruments	(11)	21	—
CLO					Other assets/liabilities	—	1	—

	Million euros
	31 December 2018
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge/currency translation reserve
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Interest and Exchange rate risk						4	341	—
Deposits					Deposits and loans and advances	7	2	—
Bonds					Debt instruments	(13)	(9)	—
Securitisation					Debt instruments	10	348	—
Inflation risk						15	22	—
Deposits					Deposits and loans and advances	25	25	—
Bonds					Debt instruments	(3)	(3)	—
Liquidity facilities					Loans and advances	(7)	—	—
Equity risk						17	(4)	—
Highly likely scheduled transactions					Other assets/liabilities	17	(4)	—
Other risks						—	—	—
Bonds					Other assets/liabilities	—	—	—
Net foreign investments hedges	792	—	10	—		—	—	—
Exchange rate risk	792	—	10	—		—	—	—
Firm commitment	13	—	—	—	Other assets/liabilities	—	—	—
Equity instruments	779	—	10	—	Equity instruments	—	—	—
	111,461	46,830	1,925	1,765		(452)	447	(10)

The cumulative amount of adjustments of the fair value hedging instruments that remain in the balance for covered items that are no longer adjusted by profit and loss of coverage as of 31 December 2019 is EUR 340 million (2018: EUR 71 million euros.)
The net impact of the coverages are shown in the following table:

	Million euros
	31 December 2019
	Earnings/(loses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		58
Interest rate risk		5
Deposits		7	Gains or losses of financial assets/liabilities
Bonds		5	Gains or losses of financial assets/liabilities
Securitisations		(7)	Gains or losses of financial assets/liabilities
Equity instruments		—	Gains or losses of financial assets/liabilities
Risk of Exchange rate		(3)
Deposits		(1)	Gains or losses of financial assets/liabilities
Bonds		(2)	Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate		56
Deposits		1	Gains or losses of financial assets/liabilities
Securitisations		55	Gains or losses of financial assets/liabilities
Inflation Risks		—
Deposits		(1)	Gains or losses of financial assets/liabilities
Bonds		1	Gains or losses of financial assets/liabilities
Cash flow hedges	8	(86)		(1,112)
Risk of interest rate	(263)	1		8
Firm Commitment	65	—	Gains or losses of financial assets/liabilities	(37)	Interest margin
Deposits	(37)	—	Gains or losses of financial assets/liabilities	7	Interest margin
Bonds	(254)	—	Gains or losses of financial assets/liabilities	(26)	Interest margin
Liquidity lines	(48)	1	Gains or losses of financial assets/liabilities	61	Interest margin
Loans secondary markets	(1)	—	Gains or losses of financial assets/liabilities	3	Interest margin
Highly likely scheduled transactions	12	—	Gains or losses of financial assets/liabilities	—	Interest margin
Risk of Exchange rate	145	(34)		(364)
Deposits	148	(31)	Gains or losses of financial assets/liabilities	(39)	Interest margin / Gains or losses of financial assets/liabilities
Bonds	11	—	Gains or losses of financial assets/liabilities	154	Interest margin / Gains or losses of financial assets/liabilities
Repo	—	—	Gains or losses of financial assets/liabilities	(4)	Interest margin / Gains or losses of financial assets/liabilities

	Million euros
	31 December 2019
	Earnings/(loses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Loans secondary markets	12	2	Gains or losses of financial assets/liabilities	8	Interest margin / Gains or losses of financial assets/liabilities
Securitisations	(27)	(4)	Gains or losses of financial assets/liabilities	(166)	Interest margin / Gains or losses of financial assets/liabilities
CLO	(1)	—	Gains or losses of financial assets/liabilities	(13)	Interest margin / Gains or losses of financial assets/liabilities
Highly likely scheduled transactions	2	(1)	Gains or losses of financial assets/liabilities	(304)	Interest margin / Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate	168	(53)		(769)
Deposits	(8)	—	Gains or losses of financial assets/liabilities	(10)	Interest margin
Bonds	(16)	(4)	Gains or losses of financial assets/liabilities	57	Interest margin
Securitisations	192	(49)	Gains or losses of financial assets/liabilities	(816)	Interest margin / Gains or losses of financial assets/liabilities
Risk of inflation	(44)	—		13
Deposits	(49)	—	Gains or losses of financial assets/liabilities	9	Interest margin
Asset bonds	5	—	Gains or losses of financial assets/liabilities	4	Interest margin
Risk of equity	2	—		—
Highly probable planned transactions	2	—	Gains or losses of financial assets/liabilities	—
Other risks	—	—		—
Bonds	—	—	Gains or losses of financial assets/liabilities	—
Coverage of net investment abroad	—	—		—
Risk of Exchange rate	—	—		—
Equity instruments	—	—	Gains or losses of financial assets/liabilities	—
	8	(28)		(1,112)

	Million euros
	31 December 2018
	Earnings/(loses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		75
Interest rate risk		(18)
Deposits		(24)	Gains or losses of financial assets/liabilities
Bonds		(61)	Gains or losses of financial assets/liabilities
Repo		1	Gains or losses of financial assets/liabilities
Loans of fixed-income securities		46	Gains or losses of financial assets/liabilities
Liquidity lines		12	Gains or losses of financial assets/liabilities
Securitisations		8	Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate		95
Deposits		39	Gains or losses of financial assets/liabilities
Bonds		8	Gains or losses of financial assets/liabilities
Securitisations		49	Gains or losses of financial assets/liabilities
CLO		(1)	Gains or losses of financial assets/liabilities
Other Risks		(2)
Securitisations		(2)	Gains or losses of financial assets/liabilities
Cash flow hedges	200	8		317
Risk of interest rate	193	(4)		57
Firm Commitment	(2)	—	Gains or losses of financial assets/liabilities	(24)	Interest margin
Deposits	50	(21)	Gains or losses of financial assets/liabilities	16	Interest margin
Bonds	104	2	Gains or losses of financial assets/liabilities	15	Interest margin/ Gains or losses of financial assets/liabilities
Loans secondary markets	85	16	Gains or losses of financial assets/liabilities	47	Interest margin/ Gains or losses of financial assets/liabilities
Liquidity lines	2	—	Gains or losses of financial assets/liabilities	3	Interest margin
Repo	(46)	—	Gains or losses of financial assets/liabilities	—	Interest margin
Securitisations	—	(1)	Gains or losses of financial assets/liabilities	—

	Million euros
	31 December 2018
	Earnings/(loses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Risk of Exchange rate	(20)	(688)		(631)
Deposits	(25)	(698)	Gains or losses of financial assets/liabilities	(563)	Interest margin/ Gains or losses of financial assets/liabilities
Asset bonds	(25)	43	Gains or losses of financial assets/liabilities	(168)	Interest margin/ Gains or losses of financial assets/liabilities
Repo	—	—	Gains or losses of financial assets/liabilities	—	Gains or losses of financial assets/liabilities
Loans secondary markets	5	4	Gains or losses of financial assets/liabilities	(75)	Interest margin/ Gains or losses of financial assets/liabilities
Securitisations	24	(37)	Gains or losses of financial assets/liabilities	150	Interest margin / Gains or losses of financial assets/liabilities
CLO	1	—	Gains or losses of financial assets/liabilities	25	Interest margin / Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate	45	700		887
Deposits	1	743	Gains or losses of financial assets/liabilities	35	Interest margin
Bonds	(4)	447	Gains or losses of financial assets/liabilities	581	Interest margin/ Gains or losses of financial assets/liabilities
Securitisations	48	(490)	Gains or losses of financial assets/liabilities	271	Interest margin/ Gains or losses of financial assets/liabilities
Risk of inflation	11	—		4
Deposits	14	—	Gains or losses of financial assets/liabilities	3	Interest margin
Asset bonds	(3)	—	Gains or losses of financial assets/liabilities	1	Interest margin
Risk of equity	(8)	—		—
Highly probable planned transactions	(8)	—	Gains or losses of financial assets/liabilities	—
Other risks	(21)	—		—
Bonds	(21)	—	Gains or losses of financial assets/liabilities	—
Coverage of net investment abroad	—	—		—
Risk of Exchange rate	—	—		—
Equity instruments	—	—	Gains or losses of financial assets/liabilities	—
	200	83		317

The following table shows the movement in the impact of equity for cash flow hedges for the year:

Million euros
	2019	2018
Balance at beginning of year	277	152
Cash flow hedges
Risks of interest rate	(263)	172
Amounts transferred to income statements	(8)	(57)
Gain or loss in value CFE - recognized in equity	(255)	229
Risks of exchange rate	145	(20)
Amounts transferred to income statements	364	631
Gain or loss in value CFE - recognized in equity	(219)	(651)
Risks of interest rate and exchange rate	168	45
Amounts transferred to income statements	769	(887)
Gain or loss in value CFE - recognized in equity	(601)	932
Risk of inflation	(44)	11
Amounts transferred to income statements	(13)	(4)
Gain or loss in value CFE - recognized in equity	(31)	15
Risk of equity	2	(8)
Amounts transferred to income statements	—	—
Gain or loss in value CFE - recognized in equity	2	(8)
Other risks	—	—
Amounts transferred to income statements	—	—
Gain or loss in value CFE - recognized in equity	—	—
Minorities	32	(25)
Taxes	(17)	(50)
Balance at end of year	300	277